OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 10,999	$ 9,107
Governmental institutions	3,682	2,889
Governments grants receivables	662	1,416
Hedging derivative	1,229	0
Other	512	115
Other current assets	$ 17,084	$ 13,527